Income Tax - Reconciliation of income tax benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Taxes [Abstract]
Loss before income tax expense	$ (346,209)	$ (605,556)	$ (58,131)
Statutory income tax rate	19.00%	19.00%	19.00%
At the United Kingdom's statutory income tax rate of 19% in fiscal years 2020, 2019 and 2018	$ 65,688	$ 115,031	$ 12,508
Tax effect of amounts that are not taxable (deductible) in calculating taxable income:
Research and development incentive	6,816	660	2,620
Non-deductible charges relating to exchangeable senior notes	(80,262)	(104,445)	(3,195)
Share-based payment	(10,619)	(3,729)	(11,199)
Foreign tax credits not utilized	(93)	0	0
Foreign tax paid	4,765	0	0
Amortization of intangible assets that do not give rise to deferred taxes	0	(4)	(31)
Foreign tax rate adjustment	1,416	1,685	(4,968)
Adjustment to deferred tax balance	8,835	6,337	(14,602)
Other items, net	(3,559)	(906)	(3,023)
Income tax benefit (expense) before adjustments in respect to current and deferred tax of previous years	(7,013)	14,629	(21,890)
Adjustments in respect to current income tax of previous years	1,276	(361)	(48)
Adjustments in respect to deferred income tax of previous years	1,292	(46,333)	(33,363)
Income tax expense	$ (4,445)	$ (32,065)	$ (55,301)